PREPAID LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID LAND USE RIGHTS
Schedule of prepaid land use rights

	As of December 31,
	2022	2023

Prepaid land use rights	28,246	28,246
Less: Accumulated amortization	(5,244)	(5,858)

Prepaid land use rights, net	23,002	22,388